KPMG LLP

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Irvine, CA 92618-3391

Independent Accountants’ Report on Applying Agreed-Upon Procedures

Centra Funding, LLC (the “Company”)

Wells Fargo Securities, LLC (the “Structuring Agent”)

(together, the “Specified Parties”)

Re: Centra Funding 2021-1 LLC – Data File Procedures

We have performed the procedures described below, which were agreed to by the Specified Parties, on the specified attributes identified by the Company in an electronic data file entitled “2021-01-31 Centra Funding LLC 2021-1 Data Tape v4 KPMG—restated v2.xlsx” (the “Data File”) provided to us by the Structuring Agent on February 26, 2021, containing information on 2,839 commercial loan contracts (the “Commercial Loans”) as of January 31, 2021 (the “Cutoff Date”), which we were informed are intended to be included as collateral in the offering by Centra Funding 2021-1 LLC. The Company is responsible for the accuracy of the specified attributes identified by the Company in the Data File. The sufficiency of these procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

Unless otherwise stated, the following definitions have been adopted in presenting our procedures and findings:

•

The term “compared” means compared to the information shown and found it to be in agreement, unless otherwise stated. Such compared information was deemed to be in agreement if differences were within the materiality threshold.

•	The term “materiality threshold” means that dollar amounts and percentages were within $1.00 and 0.1%, respectively.

•

The term “Source Documents” means information provided or made available by the Company for each Sample Commercial Loan (defined below) including the: Equipment Finance Agreement, Master Modification Agreement, Addendum to Equipment Finance Agreement, Amortization Schedule, Lease Data Sheet, Booking Sheet, and Invoice. The Source Documents, provided by the Company, were represented by the Company to be either the original Source Document, a copy of the original Source Document, and/or electronic records contained within the Company’s asset system. We make no representation regarding the validity or accuracy of these documents or the execution of the Equipment Finance Agreement by the borrower.

We were instructed by the Company to perform the following agreed-upon procedures on the Commercial Loans in the Data File:

A.

We were instructed by the Company to select a random sample of 150 Commercial Loans (each a “Sample Commercial Loan”) from the Data File. The Sample Commercial Loans are listed in Exhibit A attached hereto. For purposes of this procedure, the Company did not inform us as to the basis for how they determined the number of Commercial Loans that we were instructed to randomly select from the Data File.

B.	For each Sample Commercial Loan, we compared or recomputed the specified attributes listed below contained in the Data File to or using the corresponding information contained in the Source Documents.

KPMG LLP, a Delaware limited liability partnership and a member firm of the KPMG global organization of independent member firms affiliated with

KPMG International Limited, a private English company limited by guarantee.

The Specified Parties indicated that the absence of any of the Source Documents or the inability to agree the indicated information from the Data File to the Source Document, utilizing instructions provided by the Company, as applicable, for each of the specified attributes constituted an exception. The Source Documents are listed in the order of priority until such attribute was agreed.

Attribute	Source Document(s)/Instructions

Obligor State	Equipment Finance Agreement

Customer Name	Equipment Finance Agreement

Industry Code (NAICS Code)	Lease Data Sheet, Booking Sheet

Scheduled Payment	Equipment Finance Agreement, Master Modification Agreement, Addendum to Equipment Finance Agreement

Original Term to Maturity

Equipment Finance Agreement

For the purposes of this procedure, the Company instructed us to add 1 to the Original Term to Maturity listed on the Equipment Finance Agreement for Commercial Loans with two advance payments during the first payment month.

Maturity Date	Amortization Schedule, Master Modification Agreement, Addendum to Equipment Finance Agreement

Total Equipment Cost	Invoice

There were no conclusions that resulted from the procedures.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. We were not engaged to, and did not, conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the specified attributes identified by the Company in the Data File. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The procedures performed were applied based on the information indicated in the Data File, Source Documents, and instructions provided by the Company, without verification or evaluation of such information and instructions by us; therefore, we express no opinion or any other form of assurance regarding (i) the physical existence of the Commercial Loans, (ii) the reasonableness of the information and instructions provided by the Company, (iii) the reliability or accuracy of the Source Documents which were used in our procedures, or (iv) matters of legal interpretation.

The procedures performed were not intended to address, nor did they address: (i) the conformity of the origination of the Commercial Loans to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of collateral securing any such Commercial Loan being securitized, (iii) the compliance of the originator of the Commercial Loans with federal, state, and local laws and regulations, or (iv) any other factor or characteristic of the Commercial Loans that would be material to the likelihood that the issuer of the Notes will pay interest and principal in accordance with applicable terms and conditions. The procedures performed were not intended to satisfy any criteria for due diligence published by a nationally recognized statistical rating organization (“NRSRO”).

The terms of our engagement are such that we have no obligation to update this report because of events and transactions that may subsequently occur.

This report is intended solely for the information and use of the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and NRSROs, who are not identified in the report as Specified Parties but who may have access to this report as required by law or regulation.

/s/KPMG LLP

Irvine, CA March 3, 2021

Exhibit A

The Sample Commercial Loans

Sample Commercial Loan Number	Loan ID		Sample Commercial Loan Number	Loan ID		Sample Commercial Loan Number	Loan ID
1	21	***	51	27	***	101	38	***
2	25	***	52	15	***	102	11	***
3	27	***	53	34	***	103	37	***
4	33	***	54	19	***	104	37	***
5	29	***	55	34	***	105	21	***
6	21	***	56	28	***	106	36	***
7	16	***	57	21	***	107	20	***
8	24	***	58	37	***	108	22	***
9	33	***	59	23	***	109	32	***
10	39	***	60	24	***	110	16	***
11	23	***	61	23	***	111	23	***
12	18	***	62	16	***	112	22	***
13	10	***	63	32	***	113	39	***
14	11	***	64	24	***	114	20	***
15	23	***	65	35	***	115	24	***
16	22	***	66	29	***	116	33	***
17	20	***	67	36	***	117	22	***
18	18	***	68	27	***	118	31	***
19	37	***	69	20	***	119	15	***
20	31	***	70	35	***	120	36	***
21	23	***	71	32	***	121	17	***
22	28	***	72	39	***	122	25	***
23	16	***	73	36	***	123	30	***
24	27	***	74	18	***	124	28	***
25	16	***	75	31	***	125	28	***
26	24	***	76	11	***	126	26	***
27	38	***	77	36	***	127	22	***
28	36	***	78	11	***	128	32	***
29	29	***	79	38	***	129	20	***
30	18	***	80	19	***	130	16	***
31	21	***	81	23	***	131	39	***
32	26	***	82	38	***	132	20	***
33	38	***	83	39	***	133	39	***
34	25	***	84	15	***	134	26	***
35	28	***	85	36	***	135	26	***
36	25	***	86	28	***	136	22	***
37	24	***	87	29	***	137	22	***
38	32	***	88	36	***	138	37	***
39	18	***	89	31	***	139	23	***
40	26	***	90	36	***	140	25	***
41	20	***	91	29	***	141	24	***
42	34	***	92	31	***	142	38	***
43	20	***	93	27	***	143	28	***
44	20	***	94	36	***	144	22	***
45	29	***	95	26	***	145	25	***
46	27	***	96	34	***	146	19	***
47	38	***	97	29	***	147	18	***
48	36	***	98	34	***	148	33	***
49	22	***	99	36	***	149	20	***
50	33	***	100	27	***	150	26	***